Franchise Arrangements (Schedule of Revenues from Franchised Restaurants) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Franchise Arrangements [Abstract]
Rent	$ 123,311	$ 121,122	$ 145,540
Initial fees	1,386	611	564
Royalty fees	599	628	659
Total	125,296	122,361	146,763
Initial fees paid to McDonald's Corporation	1,588	747	885
Royalty fees paid to McDonald's Corporation	$ 50,839	$ 49,742	$ 63,680